Cash and cash equivalents	12 Months Ended
Dec. 31, 2017
Cash And Cash Equivalent [Abstract]
Disclosure of cash and cash equivalents [text block]
5.	Cash and cash equivalents

	December 31, 2017	December 31, 2016
Cash at financial institutions	$6,916	$-

Cash at financial institutions earns interest at floating rates based on daily deposit rates. As at December 31, 2017, cash at financial institutions included US$0.1 million (December 31, 2016: nil). The Corporation only deposits cash with major financial institutions of high quality credit ratings.